Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information	Segment Information
Operating segments represent components of an enterprise for which separate financial information is available that is regularly reviewed by the CODM in determining how to allocate resources and assess performance. Our Chief Executive Officer is our CODM and he uses a variety of measures to assess the performance of the Company as a whole, depending on the nature of the activity. Beginning in the first quarter of 2022, the Company’s operating and reportable segments were revised into two reportable segments, ASC and IMS, to align our market strategy and capital allocation decision making with our operating structure. Prior year information was revised to reflect the new segment structure. All other operations, which consists primarily of DRS Corporate Headquarters and certain non-operating subsidiaries of the Company, are grouped in Corporate & Eliminations.
We primarily use Adjusted EBITDA to manage the Company and allocate resources. Adjusted EBITDA of our business segments includes our net earnings before income taxes, amortization of acquired intangible assets, depreciation, restructuring costs, interest, transaction costs related to an anticipated offering of securities, acquisition and divestiture related expenses, foreign exchange, COVID-19 response costs, non-service pension expenditures and other one-time non-operational events. Adjusted EBITDA is used to facilitate a comparison of the ordinary, ongoing and customary course of our operations on a consistent basis from period to period and provide an additional understanding of factors and trends affecting our business segments. This measure assists the CODM in assessing segment operating performance consistently over time without the impact of our capital structure, asset base and items outside the control of the management team and expenses that do not relate to our core operations.
Certain information related to our segments for the three- and six-month periods ended June 30, 2022 and June 30, 2021 is presented in the following tables. Consistent accounting policies have been applied by all segments within the Company, within all reporting periods. A description of our reportable segments as of June 30, 2022 and June 30, 2021 has been included in Note 1: Summary of Significant Accounting Policies. Transactions between segments generally are negotiated and accounted for under terms and conditions that are similar to other government and commercial contracts; however, these intercompany transactions are eliminated in consolidation.
Total revenues and intersegment revenues by segment for the three- and six-month periods ended June 30, 2022 and, June 30, 2021 consists of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in millions)	2022	2021	2022	2021
ASC	$444	$489	$840	$971
IMS	187	174	405	375
Corporate & Eliminations	(4)	(4)	(6)	(7)
Total revenue	$627	$658	$1,239	$1,339

(Dollars in millions)	2022	2021	2022	2021
ASC	$3	$4	$5	$7
IMS	1	—	1	—
Total intersegment revenue	$4	$4	$6	$7
Depreciation by segment for the three- and six-month periods ended June 30, 2022 and June 30, 2021 consists of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in millions)	2022	2021	2022	2021
ASC	$9	$8	$18	$16
IMS	5	4	9	8
Total depreciation	$14	$12	$27	$24
Total assets by segment as of June 30, 2022 and December 31, 2021 consist of the following:

(Dollars in millions)	June 30, 2022	December 31, 2021
ASC	$1,619	$1,545
IMS	1,124	1,145
Corporate & Eliminations	126	379
Held for Sale	174	—
Total assets	$3,043	$3,069
Reconciliation of reportable segment Adjusted EBITDA to Net Earnings (loss) consists of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in millions)	2022	2021	2022	2021
Adjusted EBITDA
ASC	$57	$61	$89	$115
IMS	10	7	51	25
Corporate & Eliminations	—	1	—	—
Total Adjusted EBITDA	67	69	140	140
Amortization of intangibles	(2)	(2)	(4)	(4)
Depreciation	(14)	(12)	(27)	(24)
Restructuring costs	—	—	—	—
Interest expense	(10)	(9)	(18)	(18)
Deal related transaction costs	(8)	—	(10)	(4)
Acquisition and divestiture related expenses	—	—	—	—
Foreign exchange	—	(1)	—	(1)
COVID-19 response costs	—	(2)	—	(5)
Non-service pension expense	(1)	—	(1)	—
Other one-time non-operational events	—	—	—	—
Income tax (provision) benefit	(7)	(11)	(19)	(23)
Net earnings	$25	$32	$61	$61
Segment Information
Operating segments represent components of an enterprise for which separate financial information is available that is regularly reviewed by the CODM in determining how to allocate resources and assess performance. Our Chief Executive Officer is our CODM and he uses a variety of measures to assess the performance of the Company as a whole, depending on the nature of the activity. The Company’s operating and reportable segments consist of ASC and IMS. All other operations, which consists primarily of DRS Corporate Headquarters and certain non-operating subsidiaries of the Company, are grouped in Corporate & Eliminations.
We primarily use Adjusted EBITDA to manage the Company and allocate resources. Adjusted EBITDA of our business segments includes our net earnings before income taxes, amortization of acquired intangible assets, depreciation, restructuring costs, interest, deal related transaction costs , acquisition and divestiture related expenses, foreign exchange, COVID-19 response costs, non-service pension expenditures and other one-time non-operational events. Adjusted EBITDA is used to facilitate a comparison of the ordinary, ongoing and customary course of our operations on a consistent basis from period to period and provide an additional understanding of factors and trends affecting our business segments. This measure assists the CODM in assessing segment operating performance consistently over time without the impact of our capital structure, asset base and items outside the control of the management team and expenses that do not relate to our core operations.
Certain information related to our segments for the years ended December 31, 2021, 2020 and 2019, is presented in the following tables. Consistent accounting policies have been applied by all segments within the Company, within all reporting periods. A description of our reportable segments as of December 31, 2021 and 2020 has been included in Note 1: Summary of Significant Accounting Policies. Transactions between segments generally are negotiated and accounted for under terms and conditions that are similar to other government and commercial contracts; however, these intercompany transactions are eliminated in consolidation.
Total revenues and intersegment revenues by segment for the years ended December 31, 2021, 2020 and 2019 consists of the following:

(Dollars in millions)	2021	2020	2019
ASC	$1,940	$1,958	$1,810
IMS	959	834	917
Corporate & Eliminations	(20)	(14)	(13)
Total revenue	$2,879	$2,778	$2,714

(Dollars in millions)	2021	2020	2019
ASC	$19	$13	$12
IMS	1	1	1
Total intersegment revenue	$20	$14	$13
Depreciation by segment as of December 31, 2021, 2020 and 2019 consists of the following:

(Dollars in millions)	2021	2020	2019
ASC	$33	$30	$29
IMS	16	14	13
Total depreciation	$49	$44	$42
Total assets by segment as of December 31, 2021 and 2020 consist of the following:

(Dollars in millions)	2021	2020(1)
ASC	$1,545	$1,563
IMS	1,145	1,018
Corporate & Eliminations	379	375
Total assets	$3,069	$2,956
__________________
(1)The 2020 amounts have been adjusted to reflect the correction of the allocation of certain assets within each segment.
Reconciliation of reportable segment Adjusted EBITDA to Net Earnings (loss) consists of the following:

(Dollars in millions)	2021	2020	2019
Adjusted EBITDA
ASC	$220	$213	$169
IMS	90	55	63
Corporate & Eliminations	—	—	2
Total Adjusted EBITDA	$310	$268	$234
Amortization of intangibles	(9)	(9)	(9)
Depreciation	(49)	(44)	(42)
Restructuring costs	(5)	(12)	(20)
Interest expense	(35)	(64)	(65)
Deal related transaction costs	(5)	(9)	—
Acquisition and divestiture related expenses	—	—	—
Foreign exchange	(1)	(1)	—
COVID-19 response costs	(6)	(12)	—
Non-service pension expense	—	(5)	(3)
Other one-time non-operational events	—	—	—
Income tax provision	(46)	(27)	(20)
Net earnings	$154	$85	$75